The Gabelli Dividend & Income Trust

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 95.4%
	Aerospace — 2.0%
252,000	Aerojet Rocketdyne Holdings Inc.†	$10,541,160
12,000	HEICO Corp.	895,320
34,000	Kaman Corp.	1,307,980
3,400	Lockheed Martin Corp.	1,152,430
74,900	Rockwell Automation Inc.	11,303,159
1,425,000	Rolls-Royce Holdings plc	6,028,581
58,400	The Boeing Co.	8,709,776

		39,938,406

	Agriculture — 0.0%
5,000	Corteva Inc.	117,500

	Automotive — 0.5%
62,000	Ford Motor Co.	299,460
279,000	Navistar International Corp.†	4,600,710
84,000	PACCAR Inc.	5,134,920

		10,035,090

	Automotive: Parts and Accessories — 1.7%
48,676	Aptiv plc	2,396,806
204,932	Dana Inc.	1,600,519
8,225	Delphi Technologies plc†	66,211
15,600	Garrett Motion Inc.†	44,616
339,000	Genuine Parts Co.	22,824,870
7,000	Lear Corp.	568,750
20,000	O’Reilly Automotive Inc.†	6,021,000

		33,522,772

	Aviation: Parts and Services — 0.7%
74,000	Arconic Inc.	1,188,440
51,000	L3Harris Technologies Inc.	9,186,120
31,700	United Technologies Corp.	2,990,261

		13,364,821

	Broadcasting — 0.7%
950,000	Entercom Communications Corp., Cl. A	1,624,500
20,000	Liberty Broadband Corp., Cl. C†	2,214,400
15,000	Liberty Global plc, Cl. A†	247,650
280,570	Liberty Global plc, Cl. C†	4,407,755
12,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	380,280
90,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	2,845,800
105,000	MSG Networks Inc., Cl. A†	1,071,000
55,000	Sinclair Broadcast Group Inc., Cl. A	884,400

		13,675,785

	Building and Construction — 1.1%
25,000	Arcosa Inc.	993,500
48,875	Armstrong Flooring Inc.†	69,891
80,000	Fortune Brands Home & Security Inc.	3,460,000
265,050	Herc Holdings Inc.†	5,422,923
267,018	Johnson Controls International plc.	7,198,805
11,200	Sika AG	1,861,236

Shares		Market Value
26,000	United Rentals Inc.†	$2,675,400

		21,681,755

	Business Services — 3.1%
25,000	Aramark	499,250
49,000	Diebold Nixdorf Inc.†	172,480
129,546	Fly Leasing Ltd., ADR†	912,004
6,000	Jardine Matheson Holdings Ltd.	300,000
55,500	JCDecaux SA	1,009,981
512,000	Macquarie Infrastructure Corp.	12,928,000
162,500	Mastercard Inc., Cl. A	39,253,500
40,000	Stericycle Inc.†	1,943,200
2,000	Tech Data Corp.†	261,700
17,000	The Brink’s Co.	884,850
100,000	Trine Acquisition Corp.†	1,012,000
21,600	Visa Inc., Cl. A	3,480,192

		62,657,157

	Cable and Satellite — 1.3%
44,000	AMC Networks Inc., Cl. A†	1,069,640
2,445	Charter Communications Inc., Cl. A†	1,066,778
15,000	Cogeco Inc.	926,029
330,000	Comcast Corp., Cl. A	11,345,400
209,696	DISH Network Corp., Cl. A†	4,191,823
69,000	EchoStar Corp., Cl. A†	2,205,930
24,622	Liberty Latin America Ltd., Cl. A†	259,023
22,116	Liberty Latin America Ltd., Cl. C†	226,910
120,000	Rogers Communications Inc., Cl. B	4,983,600
92,000	WideOpenWest Inc.†	437,920

		26,713,053

	Communications Equipment — 0.3%
330,000	Corning Inc.	6,778,200

	Computer Hardware — 0.6%
50,700	Apple Inc.	12,892,503

	Computer Software and Services — 4.6%
11,800	Adobe Inc.†	3,755,232
5,739	Alphabet Inc., Cl. A†	6,668,431
16,675	Alphabet Inc., Cl. C†	19,389,857
5,195	Amazon.com Inc.†	10,128,795
25,300	Applied Materials Inc.	1,159,246
5,500	Autodesk Inc.†	858,550
27,000	Black Knight Inc.†	1,567,620
3,200	Coupa Software Inc.†	447,136
15,000	CyrusOne Inc., REIT	926,250
35,000	eBay Inc.	1,052,100
24,200	Fidelity National Information Services Inc.	2,943,688
18,900	Fiserv Inc.†	1,795,311
805,000	Hewlett Packard Enterprise Co.	7,816,550
81,000	Internap Corp.†	2,511
195,849	Microsoft Corp.	30,887,346
1,718	Perspecta Inc.	31,336

1

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
10,400	ServiceNow Inc.†	$2,980,432

		92,410,391

	Consumer Products — 4.3%
30,000	Church & Dwight Co. Inc.	1,925,400
370,000	Edgewell Personal Care Co.†	8,909,600
297,521	Energizer Holdings Inc.	9,000,010
100,000	Hanesbrands Inc.	787,000
18,000	Kimberly-Clark Corp.	2,301,660
42,000	Newell Brands Inc.	557,760
18,000	Philip Morris International Inc.	1,313,280
7,000	Stanley Black & Decker Inc.	700,000
863,000	Swedish Match AB	49,550,824
7,100	The Estee Lauder Companies Inc., Cl. A	1,131,314
92,000	The Procter & Gamble Co.	10,120,000

		86,296,848

	Consumer Services — 0.6%
22,000	Ashtead Group plc	482,443
26,200	Facebook Inc., Cl. A†	4,370,160
57,279	GCI Liberty Inc., Cl. A†	3,263,185
160,000	Qurate Retail Inc., Cl. A†	976,800
75,000	ServiceMaster Global Holdings Inc.†	2,025,000

		11,117,588

	Diversified Industrial — 3.5%
35,000	Ardagh Group SA	415,100
92,000	Bouygues SA	2,711,194
2,000	Crane Co.	98,360
32,700	Eaton Corp. plc	2,540,463
185,000	General Electric Co.	1,468,900
210,000	Griffon Corp.	2,656,500
300,613	Honeywell International Inc.	40,219,013
51,000	ITT Inc.	2,313,360
10,000	Jardine Strategic Holdings Ltd.	222,000
10,000	nVent Electric plc	168,700
20,000	Pentair plc	595,200
1,500	Roper Technologies Inc.	467,715
4,000	Sulzer AG	253,922
449,000	Textron Inc.	11,974,830
2,000	The Sherwin-Williams Co.	919,040
315,000	Toray Industries Inc.	1,373,960
36,000	Trinity Industries Inc.	578,520

		68,976,777

	Electronics — 3.0%
10,000	Emerson Electric Co.	476,500
123,400	Intel Corp.	6,678,408
350,000	Resideo Technologies Inc.†	1,694,000
526,000	Sony Corp., ADR	31,128,680
53,000	TE Connectivity Ltd.	3,337,940
78,500	Texas Instruments Inc.	7,844,505

Shares		Market Value
34,200	Thermo Fisher Scientific Inc.	$9,699,120

		60,859,153

	Energy and Utilities: Electric — 0.4%
11,000	ALLETE Inc.	667,480
5,000	American Electric Power Co. Inc.	399,900
70,000	Electric Power Development Co. Ltd.	1,417,903
23,971	Evergy Inc.	1,319,604
12,000	Pinnacle West Capital Corp.	909,480
60,000	The AES Corp.	816,000
25,000	WEC Energy Group Inc.	2,203,250

		7,733,617

	Energy and Utilities: Integrated — 1.9%
60,000	Avangrid Inc.	2,626,800
26,000	Chubu Electric Power Co. Inc.	368,631
20,000	Endesa SA	429,470
230,000	Enel SpA	1,607,996
14,000	Eversource Energy	1,094,940
19,000	Hawaiian Electric Industries Inc.	817,950
410,000	Hera SpA	1,477,754
10,000	Hokkaido Electric Power Co. Inc.	43,525
24,000	Hokuriku Electric Power Co.	168,965
45,000	Iberdrola SA, ADR	1,750,837
122,000	Korea Electric Power Corp., ADR†	921,100
40,000	Kyushu Electric Power Co. Inc.	323,274
28,000	MGE Energy Inc.	1,833,160
65,500	NextEra Energy Inc.	15,760,610
42,000	NextEra Energy Partners LP	1,806,000
49,000	NiSource Inc.	1,223,530
57,500	OGE Energy Corp.	1,766,975
12,000	Ormat Technologies Inc.	811,920
20,000	PNM Resources Inc.	760,000
30,000	Public Service Enterprise Group Inc.	1,347,300
54,000	Shikoku Electric Power Co. Inc.	428,886
50,000	The Chugoku Electric Power Co. Inc.	701,232
20,000	The Kansai Electric Power Co. Inc.	223,855
45,000	Tohoku Electric Power Co. Inc.	435,666

		38,730,376

	Energy and Utilities: Natural Gas — 1.5%
30,000	Enterprise Products Partners LP	429,000
100,000	Kinder Morgan Inc.	1,392,000
412,000	National Fuel Gas Co.	15,363,480
36,666	National Grid plc	431,108
24,750	National Grid plc, ADR	1,442,183
14,000	ONEOK Inc.	305,340
58,000	Sempra Energy	6,553,420
30,000	South Jersey Industries Inc.	750,000
42,000	Southwest Gas Holdings Inc.	2,921,520

		29,588,051

2

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Oil — 2.6%
34,000	Apache Corp.	$142,120
63,000	BP plc, ADR	1,536,570
15,000	Chesapeake Energy Corp.†	2,591
107,222	Chevron Corp.	7,769,306
180,772	ConocoPhillips	5,567,778
85,000	Devon Energy Corp.	587,350
140,000	Eni SpA, ADR	2,774,800
420,000	Equinor ASA, ADR	5,115,600
89,000	Exxon Mobil Corp.	3,379,330
15,700	Hess Corp.	522,810
25,000	KLX Energy Services Holdings Inc.†	17,500
100,000	Marathon Oil Corp.	329,000
220,000	Marathon Petroleum Corp.	5,196,400
100,987	Occidental Petroleum Corp.	1,169,429
200	PetroChina Co. Ltd., ADR	7,200
20,000	Petroleo Brasileiro SA, ADR	110,000
128,000	Phillips 66	6,867,200
192,000	Repsol SA, ADR	1,735,680
155,000	Royal Dutch Shell plc, Cl. A, ADR	5,407,950
84,000	TOTAL SA, ADR	3,128,160

		51,366,774

	Energy and Utilities: Services — 0.3%
45,000	Diamond Offshore Drilling Inc.†	82,350
300,100	Halliburton Co.	2,055,685
60,000	Oceaneering International Inc.†	176,400
235,000	Schlumberger Ltd.	3,170,150

		5,484,585

	Energy and Utilities: Water — 0.4%
12,000	American States Water Co.	980,880
11,500	American Water Works Co. Inc.	1,374,940
18,000	Essential Utilities Inc.	732,600
180,000	Mueller Water Products Inc., Cl. A	1,441,800
38,000	Severn Trent plc	1,076,153
29,000	SJW Group	1,675,330
7,500	The York Water Co.	325,950
6,000	United Utilities Group plc, ADR	134,040

		7,741,693

	Entertainment — 2.0%
136,000	Discovery Inc., Cl. C†	2,385,440
75,883	Fox Corp., Cl. A	1,793,115
201,000	Fox Corp., Cl. B	4,598,880
28,000	Liberty Media Corp.-Liberty Braves, Cl. A†	546,000
8,981	Liberty Media Corp.-Liberty Braves, Cl. C†	171,178
4,600	Netflix Inc.†	1,727,300
16,000	Take-Two Interactive Software Inc.†	1,897,760
38,333	The Madison Square Garden Co., Cl. A†	8,103,980
71,500	The Walt Disney Co.	6,906,900
64,800	ViacomCBS Inc., Cl. A	1,155,384

Shares		Market Value
447,000	ViacomCBS Inc., Cl. B	$6,262,470
175,000	Vivendi SA	3,768,474
300,000	Wow Unlimited Media Inc.†(a)(b)	46,898

		39,363,779

	Environmental Services — 1.9%
190,000	Republic Services Inc.	14,261,400
23,000	Veolia Environnement SA	494,017
87,222	Waste Connections Inc.	6,759,705
179,000	Waste Management Inc.	16,568,240

		38,083,362

	Equipment and Supplies — 1.2%
81,202	CIRCOR International Inc.†	944,379
14,800	Danaher Corp.	2,048,468
71,000	Flowserve Corp.	1,696,190
164,000	Graco Inc.	7,991,720
160,000	Mueller Industries Inc.	3,830,400
518,000	RPC Inc.	1,067,080
130,000	Sealed Air Corp.	3,212,300
27,000	Tenaris SA, ADR	325,350
95,000	The Timken Co.	3,072,300

		24,188,187

	Financial Services — 15.9%
7,000	Alleghany Corp.	3,866,450
423,608	American Express Co.	36,265,081
250,452	American International Group Inc.	6,073,461
345,000	Bank of America Corp.	7,324,350
35,000	Berkshire Hathaway Inc., Cl. B†	6,399,050
19,400	BlackRock Inc.	8,535,418
19,000	Brookfield Asset Management Inc., Cl. A	840,750
31,000	Cannae Holdings Inc.†	1,038,190
140,000	Citigroup Inc.	5,896,800
75,000	Cohen & Steers Inc.	3,408,750
24,500	Cullen/Frost Bankers Inc.	1,366,855
9,000	EXOR NV	466,527
10	Farmers & Merchants Bank of Long Beach	60,000
50,000	Fidelity National Financial Inc.	1,244,000
165,000	Graf Industrial Corp.†	1,724,250
420,000	H&R Block Inc.	5,913,600
28,000	HSBC Holdings plc, ADR	784,280
22,249	Interactive Brokers Group Inc., Cl. A	960,489
175,000	Invesco Ltd.	1,589,000
431,417	JPMorgan Chase & Co.	38,840,473
65,000	KeyCorp.	674,050
30,000	Kinnevik AB, Cl. B	500,680
80,000	KKR & Co. Inc., Cl. A	1,877,600
35,000	M&T Bank Corp.	3,620,050
195,226	Morgan Stanley	6,637,684
1,700	MSCI Inc.	491,232
72,000	National Australia Bank Ltd., ADR	367,200
140,000	Navient Corp.	1,061,200

3

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
140,000	New York Community Bancorp Inc.	$1,314,600
96,000	Northern Trust Corp.	7,244,160
346,563	Oaktree Specialty Lending Corp.	1,122,864
198,489	PayPal Holdings Inc.†	19,003,337
80,000	Resona Holdings Inc.	241,953
100,000	Schultze Special Purpose Acquisition Corp.†	1,060,000
175,000	SLM Corp.	1,258,250
249,000	State Street Corp.	13,264,230
208,000	T. Rowe Price Group Inc.	20,311,200
797,000	The Bank of New York Mellon Corp.	26,842,960
80,400	The Blackstone Group Inc., Cl. A	3,663,828
14,000	The Charles Schwab Corp.	470,680
41,000	The Goldman Sachs Group Inc.	6,338,190
135,000	The Hartford Financial Services Group Inc.	4,757,400
225,000	The PNC Financial Services Group Inc.	21,537,000
96,000	The Travelers Companies Inc.	9,537,600
24,271	U.S. Bancorp	836,136
67,500	W. R. Berkley Corp.	3,521,475
578,000	Waddell & Reed Financial Inc., Cl. A	6,577,640
720,000	Wells Fargo & Co.	20,664,000
5,500	Willis Towers Watson plc	934,175

		318,329,148

	Food and Beverage — 14.3%
12,000	Ajinomoto Co. Inc.	224,376
12,500	Brown-Forman Corp., Cl. B	693,875
93,000	Campbell Soup Co.	4,292,880
1,000,000	China Mengniu Dairy Co. Ltd.	3,476,186
61,000	Chr. Hansen Holding A/S	4,585,070
836,000	Conagra Brands Inc.	24,528,240
20,700	Constellation Brands Inc., Cl. A	2,967,552
184,000	Danone SA	11,900,033
3,800,000	Davide Campari-Milano SpA	27,451,197
80,000	Diageo plc, ADR	10,169,600
70,954	Flowers Foods Inc.	1,455,976
270,000	General Mills Inc.	14,247,900
18,000	Heineken Holding NV	1,386,677
275,000	ITO EN Ltd.	14,629,156
86,600	Kellogg Co.	5,195,134
122,000	Keurig Dr Pepper Inc.	2,960,940
350,000	Kikkoman Corp.	14,989,537
95,000	Maple Leaf Foods Inc.	1,722,731
3,000	McCormick & Co. Inc., Cl. V	427,290
110,000	Molson Coors Beverage Co., Cl. B	4,291,100
737,294	Mondelēz International Inc., Cl. A	36,923,684
30,000	Morinaga Milk Industry Co. Ltd.	1,166,240
4,000	National Beverage Corp.†	170,600
22,000	Nestlé SA	2,273,143
35,000	Nestlé SA, ADR	3,604,650
149,000	Nissin Foods Holdings Co. Ltd.	12,471,518
183,000	PepsiCo Inc.	21,978,300

Shares		Market Value
62,000	Pernod Ricard SA	$8,851,770
45,000	Post Holdings Inc.†	3,733,650
25,000	Remy Cointreau SA	2,747,601
18,000	Suntory Beverage & Food Ltd.	683,841
457,000	The Coca-Cola Co.	20,222,250
65,000	The Hain Celestial Group Inc.†	1,688,050
20,000	The Kraft Heinz Co.	494,800
25,000	Unilever plc, ADR	1,264,250
263,000	Yakult Honsha Co. Ltd.	15,629,575

		285,499,372

	Health Care — 10.5%
60,000	Abbott Laboratories	4,734,600
20,000	Alexion Pharmaceuticals Inc.†	1,795,800
43,000	Allergan plc	7,615,300
62,000	AmerisourceBergen Corp.	5,487,000
13,500	Anthem Inc.	3,065,040
130,000	Bausch Health Cos. Inc.†	2,015,000
45,000	Baxter International Inc.	3,653,550
12,500	Becton, Dickinson and Co.	2,872,125
10,000	Bio-Rad Laboratories Inc., Cl. A†	3,505,600
192,000	Bristol-Myers Squibb Co.	10,702,080
45,000	Cardiovascular Systems Inc.†	1,584,450
13,861	Charles River Laboratories International Inc.†	1,749,397
5,000	Chemed Corp.	2,166,000
62,000	Cigna Corp.	10,985,160
45,000	DaVita Inc.†	3,422,700
30,000	DENTSPLY SIRONA Inc.	1,164,900
8,900	Edwards Lifesciences Corp.†	1,678,718
41,000	Elanco Animal Health Inc.†	917,990
60,000	Eli Lilly & Co.	8,323,200
450,000	Evolent Health Inc., Cl. A†	2,443,500
35,000	Gerresheimer AG	2,231,168
64,271	Gilead Sciences Inc.	4,804,900
40,000	GlaxoSmithKline plc, ADR	1,515,600
45,000	HCA Healthcare Inc.	4,043,250
25,000	Henry Schein Inc.†	1,263,000
1,700	Illumina Inc.†	464,304
7,500	Incyte Corp.†	549,225
40,000	Integer Holdings Corp.†	2,514,400
1,000	Intuitive Surgical Inc.†	495,210
103,100	Johnson & Johnson	13,519,503
27,500	Laboratory Corp. of America Holdings†	3,475,725
20,302	Ligand Pharmaceuticals Inc.†	1,476,361
20,000	McKesson Corp.	2,705,200
53,500	Medtronic plc	4,824,630
254,779	Merck & Co. Inc.	19,602,696
100,000	Mylan NV†	1,491,000
50,000	NeoGenomics Inc.†	1,380,500
176,250	Option Care Health Inc.†	1,669,088
45,000	Orthofix Medical Inc.†	1,260,450
94,000	Owens & Minor Inc.	860,100

4

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
88,000	Patterson Cos. Inc.	$1,345,520
90,000	Perrigo Co. plc	4,328,100
125,000	Personalis Inc.†	1,008,750
95,000	PetIQ Inc.†	2,206,850
524,724	Pfizer Inc.	17,126,991
10,000	Ra Pharmaceuticals Inc.†	480,100
15,000	Stryker Corp.	2,497,350
125,850	Takeda Pharmaceutical Co. Ltd., ADR	1,910,403
25,000	Tenet Healthcare Corp.†	360,000
11,600	The Cooper Companies Inc.	3,197,772
26,000	UnitedHealth Group Inc.	6,483,880
43,000	Zimmer Biomet Holdings Inc.	4,346,440
119,238	Zoetis Inc.	14,033,120

		209,353,696

	Hotels and Gaming — 0.3%
19,000	Accor SA	523,878
90,000	Boyd Gaming Corp.	1,297,800
20,000	GVC Holdings plc	139,363
23,000	Las Vegas Sands Corp.	976,810
400,000	Mandarin Oriental International Ltd.	512,000
149,000	MGM Resorts International	1,758,200
30,000	Ryman Hospitality Properties Inc., REIT	1,075,500
300,000	William Hill plc	253,909
7,000	Wyndham Destinations Inc.	151,900
6,000	Wyndham Hotels & Resorts Inc.	189,060

		6,878,420

	Machinery — 1.9%
22,000	Astec Industries Inc.	769,340
170,000	CNH Industrial NV, Borsa Italiana	977,964
1,340,000	CNH Industrial NV, New York	7,517,400
89,000	Deere & Co.	12,296,240
258,000	Xylem Inc.	16,803,540

		38,364,484

	Metals and Mining — 1.2%
65,000	Agnico Eagle Mines Ltd.	2,586,350
30,000	Alliance Resource Partners LP	93,000
167,588	Barrick Gold Corp.	3,070,212
8,000	BHP Group Ltd., ADR	293,520
36,000	Franco-Nevada Corp.	3,596,930
145,000	Freeport-McMoRan Inc.	978,750
280,332	Newmont Corp.	12,693,433
89,200	TimkenSteel Corp.†	288,116

		23,600,311

	Paper and Forest Products — 0.1%
50,000	International Paper Co.	1,556,500

	Publishing — 0.0%
600	Graham Holdings Co., Cl. B	204,702

Shares		Market Value
35,000	News Corp., Cl. B	$314,650

		519,352

	Real Estate — 0.5%
7,900	American Tower Corp., REIT	1,720,225
27,000	Crown Castle International Corp., REIT	3,898,800
5,000	Equinix Inc., REIT	3,122,850
10,000	QTS Realty Trust Inc., Cl. A, REIT	580,100
75,000	Weyerhaeuser Co., REIT	1,271,250

		10,593,225

	Retail — 3.4%
29,000	Advance Auto Parts Inc.	2,706,280
71,000	AutoNation Inc.†	1,992,260
1,700	AutoZone Inc.†	1,438,200
14,000	CarMax Inc.†	753,620
400	Carvana Co.†	22,036
6,100	Costco Wholesale Corp.	1,739,293
245,000	CVS Health Corp.	14,535,850
259,477	Hertz Global Holdings Inc.†	1,603,568
123,500	Ingles Markets Inc., Cl. A	4,465,760
90,000	Lowe’s Companies Inc.	7,744,500
24,200	McDonald’s Corp.	4,001,470
6,000	MSC Industrial Direct Co. Inc., Cl. A	329,820
15,100	NIKE Inc., Cl. B	1,249,374
25,000	Rush Enterprises Inc., Cl. B	762,750
257,200	Sally Beauty Holdings Inc.†	2,078,176
110,000	Seven & i Holdings Co. Ltd.	3,658,312
57,000	Starbucks Corp.	3,747,180
33,600	The Home Depot Inc.	6,273,456
150,000	Walgreens Boots Alliance Inc.	6,862,500
20,000	Walmart Inc.	2,272,400

		68,236,805

	Semiconductors — 0.3%
3,600	ASML Holding NV	941,904
3,800	Lam Research Corp.	912,000
14,000	NVIDIA Corp.	3,690,400

		5,544,304

	Specialty Chemicals — 2.1%
35,000	Air Products & Chemicals Inc.	6,986,350
60,000	Ashland Global Holdings Inc.	3,004,200
10,000	Axalta Coating Systems Ltd.†	172,700
55,000	Dow Inc.	1,608,200
451,000	DuPont de Nemours Inc.	15,379,100
440,000	Ferro Corp.†	4,118,400
65,000	International Flavors & Fragrances Inc.	6,635,200
85,000	Olin Corp.	991,950
9,000	Sensient Technologies Corp.	391,590
192,359	Valvoline Inc.	2,517,979

		41,805,669

5

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Telecommunications — 3.7%
175,000	AT&T Inc.	$5,101,250
197,000	BCE Inc.	8,049,420
430,000	Deutsche Telekom AG, ADR†	5,564,200
195,000	Hellenic Telecommunications Organization SA, ADR	1,232,400
118,000	Loral Space & Communications Inc.†	1,917,500
50,000	Orange SA, ADR	604,000
50,000	Pharol SGPS SA†	3,761
40,000	Proximus SA	920,701
50,000	Telefonica SA, ADR	228,500
295,000	Telekom Austria AG	2,066,009
23,000	Telenet Group Holding NV	696,063
155,000	Telephone & Data Systems Inc.	2,597,800
110,000	Telstra Corp. Ltd., ADR	1,038,290
270,000	TELUS Corp.	4,260,600
40,000	T-Mobile US Inc.†	3,356,000
150,000	VEON Ltd., ADR	226,500
623,086	Verizon Communications Inc.	33,478,411
120,000	Vodafone Group plc, ADR	1,652,400

		72,993,805

	Transportation — 0.8%
40,000	Fortress Transportation & Infrastructure Investors LLC	328,000
220,000	GATX Corp.	13,763,200
11,500	Kansas City Southern	1,462,570

		15,553,770

	Wireless Communications — 0.2%
130,000	United States Cellular Corp.†	3,807,700

	TOTAL COMMON STOCKS	1,905,954,784

	CLOSED-END FUNDS — 0.1%
40,000	Altaba Inc., Escrow†	830,000

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
51,000	Cincinnati Bell Inc., 6.750%, Ser. B	2,246,550

	MANDATORY CONVERTIBLE SECURITIES (c) — 0.3%
	Energy and Utilities — 0.3%
126,000	El Paso Energy Capital Trust I, 4.750%, 03/31/28	5,418,000

	Health Care — 0.0%
15,000	Avantor Inc., 6.250%, Ser. A, 05/15/22	650,400

	TOTAL MANDATORY CONVERTIBLE SECURITIES	6,068,400

Shares		Market Value

	PREFERRED STOCKS — 0.1%
	Consumer Services — 0.0%
2,000	GCI Liberty Inc., Ser. A, 7.000%	$46,040

	Health Care — 0.1%
133,681	The Phoenix Companies Inc., 7.450%, 01/15/32	1,503,911

	TOTAL PREFERRED STOCKS	1,549,951

	RIGHTS — 0.0%
	Health Care — 0.0%
98,650	Bristol-Myers Squibb Co., CVR†	374,870

	WARRANTS — 0.0%
	Energy and Utilities: Services — 0.0%
3,081	Weatherford International plc, expire 11/26/23†	863

Principal Amount

	CONVERTIBLE CORPORATE BONDS — 0.1%
	Cable and Satellite — 0.1%
$1,700,000	DISH Network Corp., 3.375%, 08/15/26	1,384,398

	CORPORATE BONDS — 0.0%
	Equipment and Supplies — 0.0%
50,000	Mueller Industries Inc., 6.000%, 03/01/27	45,552

	U.S. GOVERNMENT OBLIGATIONS — 3.9%
78,591,000	U.S. Treasury Bills,
	0.050% to 1.613%††,
	04/09/20 to 09/10/20	78,579,980

	TOTAL INVESTMENTS — 100.0%
	(Cost $1,777,826,229)	$1,997,035,348

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)

At March 31, 2020, the Fund held an investment in a restricted and illiquid security amounting to $46,898 or 0.00% of total investments, which was valued under methods approved by the Board of Trustees as follows:

				03/31/20
				Carrying
				Value
Acquisition		Acquisition	Acquisition	Per
Shares	Issuer	Date	Cost	Share
300,000	Wow Unlimited Media Inc.	06/05/18	$345,198	$0.1563

6

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

	% of Total	Market
Geographic Diversification	Investments	Value

Long Positions
North America	83.5%	$1,667,073,095
Europe	11.0	220,495,270
Japan	5.1	102,219,487
Asia/Pacific	0.4	7,137,496
Latin America	0.0 *	110,000

Total Investments	100.0%	$1,997,035,348

*	Amount represents less than 0.05%.

7